Financial Instruments	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
20. Financial Instruments

Fair value measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents, restricted cash and cash designated for acquisition
– The fair value of the cash, cash equivalents, restricted cash and cash designated for acquisition approximates its carrying amounts reported in the consolidated balance sheets.

Amounts due from (to) owners and affiliates
– The fair value of the non-interest bearing receivables or payables approximates their carrying amounts reported in the consolidated balance sheets since the receivables or payables are to be settled consistent with trade receivables and payables.

Derivative instruments –
The fair values of the interest rates swaps are estimated based on the present value of cash flows over the term of the instruments based on the relevant LIBOR interest rate curves, adjusted for the subsidiary’s credit worthiness given the level of collateral provided and the credit worthiness of the counterparty to the derivative.

Advances (shareholder loans) to joint ventures –
The fair values of the fixed rate subordinated shareholder loans are estimated using discounted cash flow analyses based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the joint ventures.

Lampung, Gallant and Grace facilities –
The fair values of the variable rate debt are estimated based on the present value of cash flows over the term of the instruments based on the estimated currently available margins and LIBOR interest rates as of the balance sheet date for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.

Revolving credit due to owners and affiliates –
The fair value of the fixed rate debt is estimated using discounted cash flow analyses based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.

The fair value estimates are categorized by a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;
Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the financial instruments that are not accounted for at a fair value on a recurring basis. Trade payables and receivables for which the estimated fair values are equivalent to carrying values are not specified below.

		As of		As of
		December 31, 2018		December 31, 2017
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
		Asset	Asset	Asset	Asset
(in thousands of U.S. dollars)	Level	(Liability)	(Liability)	(Liability)	(Liability)
Recurring:
Cash and cash equivalents	1	$26,326	26,326	22,679	$22,679
Restricted cash	1	19,128	19,128	20,602	20,602
Amounts due from affiliate	2	4,328	4,328	4,286	4,286
Derivative instruments	2	(1,498)	(1,498)	(3,889)	(3,889)
Other:
Advances (shareholder loans) to joint ventures	2	3,536	3,579	3,263	3,596
Current amounts due to owners and affiliates	2	(2,301)	(2,301)	(1,417)	(1,417)
Lampung facility	2	(130,275)	(142,087)	(147,652)	(162,597)
Gallant facility	2	(140,812)	(141,538)	(154,295)	(155,325)
Grace facility	2	(164,458)	(164,210)	(178,356)	(178,652)
Revolving credit facility	2	$(39,292)	(38,999)	(51,832)	$(51,099)

Financing Receivables

The following table contains a summary of the loan receivables by type of borrower and the method by which the credit quality is monitored on a quarterly basis:

Class of Financing Receivables	Credit Quality		As of December 31,
(in thousands of U.S. dollars)	Indicator	Grade	2018	2017
Trade receivable	Payment activity	Performing	$1,228	$7,563
Amounts due from affiliate	Payment activity	Performing	4,328	4,286
Advances/ loans to joint ventures	Payment activity	Performing	$3,536	$3,263

The shareholder loans to joint ventures are classified as advances to joint ventures in the consolidated balance sheet. Refer to note 14.